Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

Note 4 INVESTMENTS

The Company had total cash and invested assets of $25.9 billion and $23.1 billion at December 31, 2011 and 2010, respectively, as illustrated below (dollars in thousands):

	2011	2010
Fixed maturity securities, available-for-sale	$16,200,950	$14,304,597
Mortgage loans on real estate	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661
Total cash and invested assets	$25,927,482	$23,130,229

All investments held by the Company are monitored for conformance with the qualitative and quantitative limits prescribed by the applicable jurisdiction's insurance laws and regulations. In addition, the operating companies' boards of directors periodically review their respective investment portfolios. The Company's investment strategy is to maintain a predominantly investment-grade, fixed maturity securities portfolio, which will provide adequate liquidity for expected reinsurance obligations and maximize total return through prudent asset management. The Company's asset/liability duration matching differs between operating segments. Based on Canadian reserve requirements, the Canadian liabilities are matched with long-duration Canadian assets. The duration of the Canadian portfolio exceeds twenty years. The average duration for all the Company's portfolios, when consolidated, ranges between eight and ten years.

The Company participates in a securities borrowing program whereby securities, which are not reflected on the Company's consolidated balance sheets, are borrowed from a third party. The Company is required to maintain a minimum of 100% of the market value of the borrowed securities as collateral. The Company had borrowed securities with an amortized cost and a market value of $150.0 million as of December 31, 2011. The borrowed securities are used to provide collateral under an affiliated reinsurance transaction. There were no securities borrowed as of December 31, 2010.

Investment Income, Net of Related Expenses

Major categories of investment income, net of related expenses consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity securities available-for-sale	$757,726	$715,817	$609,917
Mortgage loans on real estate	55,931	51,186	46,652
Policy loans	66,621	72,743	68,213
Funds withheld at interest	388,694	385,762	382,351
Short-term investments	2,378	4,968	4,692
Other invested assets	39,939	33,187	28,777
Investment revenue	1,311,289	1,263,663	1,140,602
Investment expense	(30,092)	(25,003)	(18,140)
Investment income, net of related expenses	$1,281,197	$1,238,660	$1,122,462

Investment Related Gains (Losses), Net

Investment related gains (losses), net consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity and equity securities available for sale:
Other-than-temporary impairment losses on fixed maturities	$(30,873)	$(31,920)	$(128,834)
Portion of loss recognized in accumulated other
comprehensive income (before taxes)	3,924	2,045	16,045
Net other-than-temporary impairment losses on fixed
maturity securities recognized in earnings	(26,949)	(29,875)	(112,789)
Impairment losses on equity securities	(4,116)	(32)	(11,058)
Gain on investment activity	132,045	100,957	113,872
Loss on investment activity	(26,996)	(28,730)	(72,987)
Other impairment losses	(10,238)	(5,976)	(8,471)
Derivatives and other, net	(99,802)	175,686	125,581
Net gains (losses)	$(36,056)	$212,030	$34,148

The net other-than-temporary impairment losses on fixed maturity securities recognized in 2011 and 2010 were primarily due to a decline in value of structured securities with exposure to commercial mortgages and corporate bankruptcies. The impairment losses on equity securities of $4.1 million in 2011 are primarily due to the decline in fair value of securities issued by European financial institutions. The impaired equity securities are hybrid securities that contain equity-like features. The much larger other-than-temporary impairments in 2009 were primarily due to the turmoil in the U.S. and global financial markets, which had moderated considerably by the beginning of 2010. The volatility in derivatives and other is primarily due to changes in the fair value of embedded derivative liabilities associated with modified coinsurance and funds withheld treaties and guaranteed minimum benefit riders.

At December 31, 2011 and 2010 the Company owned non-income producing securities with amortized costs of $86.2 million and $45.3 million, and estimated fair values of $79.7 million and $41.2 million, respectively. Generally, securities are non-income producing when principal or interest is not paid primarily as a result of bankruptcies or credit defaults, but also include securities where amortization has been discontinued. The increase in 2011 was primarily related to discontinued amortization on impaired securities. During 2011, 2010 and 2009 the Company sold fixed maturity securities and equity securities with fair values of $476.6 million, $622.4 million, and $687.8 million, which were below amortized cost, at gross realized losses of $27.0 million, $28.7 million and $73.0 million, respectively. The Company generally does not engage in short-term buying and selling of securities.

Other-Than-Temporary Impairments - Fixed Maturity and Equity Securities

	2011	2010	2009(1)
Balance, beginning of period	$47,291	$47,905	$17,132
Initial impairments - credit loss OTTI recognized on securities not previously impaired	8,349	7,359	7,853
Additional impairments - credit loss OTTI recognized on securities previously impaired	9,059	9,346	22,920
Credit loss impairments previously recognized on securities which were sold during the period	(752)	(17,319)	--
Balance, end of period	$63,947	$47,291	$47,905

(1) Represents nine month period due to adoption of amended general accounting principles on April 1, 2009.

Fixed Maturity and Equity Securities Available-for-Sale

The following tables provide information relating to investments in fixed maturity securities and equity securities by sector as of December 31, 2011 and 2010 (dollars in thousands):

						Other-than-
						temporary
December 31, 2011:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,931,958	$654,519	$125,371	$7,461,106	46.0%	$--
Canadian and Canadian provincial
governments	2,507,802	1,362,160	29	3,869,933	23.9	--
Residential mortgage-backed securities	1,167,265	76,393	16,424	1,227,234	7.6	(1,042)
Asset-backed securities	443,974	11,692	53,675	401,991	2.5	(5,256)
Commercial mortgage-backed securities	1,233,958	87,750	79,489	1,242,219	7.7	(12,225)
U.S. government and agencies	341,087	32,976	61	374,002	2.3	--
State and political subdivisions	184,308	24,419	3,341	205,386	1.3	--
Other foreign government, supranational and
foreign government-sponsored enterprises	1,372,528	50,127	3,576	1,419,079	8.7	--
Total fixed maturity securities	$14,182,880	$2,300,036	$281,966	$16,200,950	100.0%	$(18,523)

Non-redeemable preferred stock	$82,488	$4,677	$8,982	$78,183	68.6%
Other equity securities	35,352	1,903	1,538	35,717	31.4
Total equity securities	$117,840	$6,580	$10,520	$113,900	100.0%

						Other-than-
						temporary
December 31, 2010:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,384,262	$426,933	$100,751	$6,710,444	46.9%	$--
Canadian and Canadian provincial
governments	2,386,428	675,132	3,993	3,057,567	21.4	--
Residential mortgage-backed securities	1,443,892	55,765	26,580	1,473,077	10.3	(1,650)
Asset-backed securities	440,752	12,001	61,544	391,209	2.7	(4,963)
Commercial mortgage-backed securities	1,353,279	81,839	97,265	1,337,853	9.4	(10,010)
U.S. government and agencies	199,129	7,795	708	206,216	1.4	--
State and political subdivisions	170,479	2,098	8,117	164,460	1.2	--
Other foreign government, supranational and
foreign government-sponsored enterprises	966,801	11,574	14,604	963,771	6.7	--
Total fixed maturity securities	$13,345,022	$1,273,137	$313,562	$14,304,597	100.0%	$(16,623)

Non-redeemable preferred stock	$100,718	$4,130	$5,298	$99,550	71.0%
Other equity securities	34,832	6,100	271	40,661	29.0
Total equity securities	$135,550	$10,230	$5,569	$140,211	100.0%

The tables above exclude fixed maturity securities pledged by the Company as collateral to counterparties with an amortized cost of $29.0 million and $46.9 million, and an estimated fair value of $32.6 million and $48.2 million, as of December 31, 2011 and December 31, 2010 respectively, which are included in other invested assets in the consolidated balance sheets.

As of December 31, 2011, the Company held securities with a fair value of $1,171.2 million that were issued by the Canadian province of Ontario and $1,107.7 million in one entity that were guaranteed by the Canadian province of Quebec, all of which exceeded 10% of consolidated stockholders' equity. As of December 31, 2010, the Company held securities with a fair value of $959.5 million that were issued by the Canadian province of Ontario and $871.6 million in one entity that were guaranteed by the Canadian province of Quebec, all of which exceeded 10% of consolidated stockholders' equity.

At December 31, 2011 and 2010 the Company held fixed maturity securities that were below investment grade with book values of $811.3 million and $786.9 million, and estimated fair values of $734.9 million and $712.1 million, respectively.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale at December 31, 2011 are shown by contractual maturity in the table below (dollars in thousands). Actual maturities can differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
Available-for-sale:
Due in one year or less	$178,548	$181,033
Due after one year through five years	2,479,316	2,559,352
Due after five year through ten years	3,868,653	4,195,878
Due after ten years	4,811,166	6,393,243
Asset and mortgage-backed securities	2,845,197	2,871,444
Total	$14,182,880	$16,200,950

Corporate Fixed Maturity Securities

The tables below show the major industry types of the Company's corporate fixed maturity holdings as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,411,175	$2,442,149	32.7%
Industrial	3,402,099	3,760,187	50.4
Utility	1,115,384	1,255,090	16.9
Other	3,300	3,680	--
Total	$6,931,958	$7,461,106	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,447,486	$2,501,158	37.3%
Industrial	3,065,088	3,281,255	48.9
Utility	868,382	924,304	13.7
Other	3,306	3,727	0.1
Total	$6,384,262	$6,710,444	100.0%

The creditworthiness of Greece, Ireland, Italy, Portugal and Spain, commonly referred to as “Europe's peripheral region” is under ongoing stress and uncertainty due to high debt levels and economic weakness. The Company did not have exposure to sovereign fixed maturity securities, which includes global government agencies, from Europe's periphery region as of December 31, 2011 and 2010. In addition, the Company did not purchase or sell credit protection, through credit default swaps, referenced to sovereign entities of Europe's peripheral region. The tables below show the Company's exposure to sovereign fixed maturity securities originated in countries other than Europe's peripheral region, included above in “Other foreign government, supranational and foreign government-sponsored enterprises,” as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$437,713	$446,694	39.1%
Japan	214,994	219,276	19.2
United Kingdom	118,618	130,106	11.4
Germany	72,926	75,741	6.6
New Zealand	51,547	51,544	4.5
South Africa	37,624	38,528	3.4
South Korea	30,592	32,025	2.8
Other	139,927	148,792	13.0
Total	$1,103,941	$1,142,706	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$350,178	$343,716	54.0%
United Kingdom	84,650	86,126	13.5
South Africa	43,173	43,991	6.9
Germany	30,920	30,602	4.8
Qatar	26,464	27,549	4.3
South Korea	22,812	23,378	3.7
United Arab Emirates	14,545	15,067	2.4
Other	62,930	66,205	10.4
Total	$635,672	$636,634	100.0%

The tables below show the Company's exposure to non-sovereign fixed maturity securities and equity securities, based on the security's country of issuance, from Europe's peripheral region as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$4,084	$4,397	5.9%
Spain	25,565	20,378	27.6
Total financial institutions	29,649	24,775	33.5

Other:
Ireland	12,474	13,149	17.8
Italy	2,898	2,808	3.8
Spain	34,459	33,137	44.9
Total other	49,831	49,094	66.5
Total	$79,480	$73,869	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$12,626	$12,626	15.9%
Spain	27,747	23,448	29.5
Total financial institutions	40,373	36,074	45.4

Other:
Italy	2,745	2,675	3.3
Spain	40,147	40,753	51.3
Total other	42,892	43,428	54.6
Total	$83,265	$79,502	100.0%

Unrealized Losses for Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table presents the total gross unrealized losses for fixed maturity and equity securities at December 31, 2011 and 2010, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (dollars in thousands):

	December 31, 2011			December 31, 2010
		Gross			Gross
	Number of	Unrealized		Number of	Unrealized
	Securities	Losses	% of Total	Securities	Losses	% of Total
Less than 20%	833	$131,155	44.8%	908	$146,404	45.9%
20% or more for less than six months	44	51,503	17.6	14	18,114	5.7
20% or more for six months or greater	63	109,828	37.6	106	154,613	48.4
Total	940	$292,486	100.0%	1,028	$319,131	100.0%

As of December 31, 2011 and 2010, respectively, 65.3% and 66.1% of these gross unrealized losses were associated with investment grade securities. The unrealized losses on these securities decreased primarily due to a decline in interest rates since December 31, 2010.

The Company's determination of whether a decline in value is other-than-temporary includes analysis of the underlying credit and the extent and duration of a decline in value. The Company's credit analysis of an investment includes determining whether the issuer is current on its contractual payments, evaluating whether it is probable that the Company will be able to collect all amounts due according to the contractual terms of the security and analyzing the overall ability of the Company to recover the amortized cost of the investment. The Company continues to consider valuation declines as a potential indicator of credit deterioration. The Company believes that due to fluctuating market conditions and an extended period of economic uncertainty, the extent and duration of a decline in value have become less indicative of when there has been credit deterioration with respect to a fixed maturity security since it may not have an impact on the ability of the issuer to service all scheduled payments and the Company's evaluation of the recoverability of all contractual cash flows or the ability to recover an amount at least equal to amortized cost. In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration given the lack of contractual cash flows or deferability features. As of December 31, 2011 and 2010, gross unrealized losses on equity securities greater than 20 percent and 12 months or more totaled $0.5 million and $1.8 million, respectively.

The following tables present the estimated fair values and gross unrealized losses, including other-than-temporary impairment losses reported in AOCI, for fixed maturity and equity securities that have estimated fair values below amortized cost as of December 31, 2011 and 2010, respectively (dollars in thousands). These investments are presented by class and grade of security, as well as the length of time the related market value has remained below amortized cost.

As of December 31, 2011 and 2010, respectively, 65.3% and 66.1% of these gross unrealized losses were associated with investment grade securities. The unrealized losses on these securities decreased primarily due to a decline in interest rates since December 31, 2010.

The Company's determination of whether a decline in value is other-than-temporary includes analysis of the underlying credit and the extent and duration of a decline in value. The Company's credit analysis of an investment includes determining whether the issuer is current on its contractual payments, evaluating whether it is probable that the Company will be able to collect all amounts due according to the contractual terms of the security and analyzing the overall ability of the Company to recover the amortized cost of the investment. The Company continues to consider valuation declines as a potential indicator of credit deterioration. The Company believes that due to fluctuating market conditions and an extended period of economic uncertainty, the extent and duration of a decline in value have become less indicative of when there has been credit deterioration with respect to a fixed maturity security since it may not have an impact on the ability of the issuer to service all scheduled payments and the Company's evaluation of the recoverability of all contractual cash flows or the ability to recover an amount at least equal to amortized cost. In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration given the lack of contractual cash flows or deferability features. As of December 31, 2011 and 2010, gross unrealized losses on equity securities greater than 20 percent and 12 months or more totaled $0.5 million and $1.8 million, respectively.

The following tables present the estimated fair values and gross unrealized losses, including other-than-temporary impairment losses reported in AOCI, for fixed maturity and equity securities that have estimated fair values below amortized cost as of December 31, 2011 and 2010, respectively (dollars in thousands). These investments are presented by class and grade of security, as well as the length of time the related market value has remained below amortized cost.

	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2011:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$790,758	$40,180	$286,244	$63,117	$1,077,002	$103,297
Canadian and Canadian provincial
governments	3,094	29	--	--	3,094	29
Residential mortgage-backed securities	128,622	3,549	58,388	10,382	187,010	13,931
Asset-backed securities	101,263	3,592	93,910	29,036	195,173	32,628
Commercial mortgage-backed securities	109,455	3,538	58,979	22,001	168,434	25,539
U.S. government and agencies	1,764	61	--	--	1,764	61
State and political subdivisions	21,045	1,845	12,273	1,268	33,318	3,113
Other foreign government, supranational and
foreign government-sponsored enterprises	148,416	1,085	16,588	2,491	165,004	3,576
Total investment grade securities	1,304,417	53,879	526,382	128,295	1,830,799	182,174

Non-investment grade securities:
Corporate securities	212,795	10,852	47,310	11,222	260,105	22,074
Residential mortgage-backed securities	23,199	712	10,459	1,781	33,658	2,493
Asset-backed securities	2,363	940	21,275	20,107	23,638	21,047
Commercial mortgage-backed securities	34,918	7,220	62,357	46,730	97,275	53,950
State and political subdivisions	4,000	228	--	--	4,000	228
Total non-investment grade securities	277,275	19,952	141,401	79,840	418,676	99,792
Total fixed maturity securities	$1,581,692	$73,831	$667,783	$208,135	$2,249,475	$281,966

Non-redeemable preferred stock	$19,516	$4,478	$15,694	$4,504	$35,210	$8,982
Other equity securities	1,662	602	5,905	936	7,567	1,538
Total equity securities	$21,178	$5,080	$21,599	$5,440	$42,777	$10,520

Total number of securities in an
unrealized loss position	546		394		940

	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2010:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$1,020,784	$30,438	$329,109	$58,539	$1,349,893	$88,977
Canadian and Canadian provincial
governments	127,908	3,993	--	--	127,908	3,993
Residential mortgage-backed securities	195,406	4,986	105,601	13,607	301,007	18,593
Asset-backed securities	23,065	570	131,172	38,451	154,237	39,021
Commercial mortgage-backed securities	132,526	4,143	109,158	29,059	241,684	33,202
U.S. government and agencies	11,839	708	--	--	11,839	708
State and political subdivisions	68,229	2,890	31,426	5,227	99,655	8,117
Other foreign government, supranational and
foreign government-sponsored enterprises	462,272	6,694	82,815	7,910	545,087	14,604
Total investment grade securities	2,042,029	54,422	789,281	152,793	2,831,310	207,215

Non-investment grade securities:
Corporate securities	58,420	1,832	91,205	9,942	149,625	11,774
Residential mortgage-backed securities	1,162	605	38,206	7,382	39,368	7,987
Asset-backed securities	--	--	23,356	22,523	23,356	22,523
Commercial mortgage-backed securities	--	--	89,170	64,063	89,170	64,063
Total non-investment grade securities	59,582	2,437	241,937	103,910	301,519	106,347
Total fixed maturity securities	$2,101,611	$56,859	$1,031,218	$256,703	$3,132,829	$313,562

Non-redeemable preferred stock	$15,987	$834	$28,549	$4,464	$44,536	$5,298
Other equity securities	6,877	271	318	--	7,195	271
Total equity securities	$22,864	$1,105	$28,867	$4,464	$51,731	$5,569

Total number of securities in an
unrealized loss position	520		508		1,028

As of December 31, 2011, the Company does not intend to sell these fixed maturity securities and does not believe it is more likely than not that it will be required to sell these fixed maturity securities before the recovery of the fair value up to the current amortized cost of the investment, which may be maturity. However, unforeseen facts and circumstances may cause the Company to sell fixed maturity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality, asset-liability management and liquidity guidelines.

As of December 31, 2011, the Company has the ability and intent to hold the equity securities until the recovery of the fair value up to the current cost of the investment. However, unforeseen facts and circumstances may cause the Company to sell equity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality and liquidity guidelines.

Unrealized losses on non-investment grade securities are principally related to asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations. As of December 31, 2011 and 2010, approximately $68.6 million and $94.0 million, respectively, of gross unrealized losses greater than 12 months was associated with non-investment grade asset and mortgage-backed securities. This class of securities was evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts and security specific expectations of cash flows. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread.

Mortgage Loans

Mortgage loans represented approximately 3.8% of the Company's cash and invested assets as of December 31, 2011 and 2010. The Company makes mortgage loans on income producing properties, such as apartments, retail and office buildings, light warehouses and light industrial facilities. Loan-to-value ratios at the time of loan approval are 75% or less. The distribution of mortgage loans, gross of valuation allowances, by property type is as follows as of December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Recorded	Percentage	Recorded	Percentage
Property type:	Investment	of Total	Investment	of Total
Apartment	$124,674	12.4%	$93,042	10.4%
Retail	335,745	33.5	256,304	28.7
Office building	264,584	26.4	263,063	29.5
Industrial	200,762	20.0	227,868	25.6
Other commercial	77,759	7.7	51,773	5.8
Total	$1,003,524	100.0%	$892,050	100.0%

As of December 31, 2011 and 2010, the Company's mortgage loans, gross of valuation allowances, were distributed throughout the United States as follows (dollars in thousands):

	2011		2010
	Recorded	Percentage	Recorded	Percentage
	Investment	of Total	Investment	of Total
Pacific	$269,922	26.9%	$232,940	26.1%
South Atlantic	233,534	23.3	217,637	24.4
Mountain	116,224	11.6	99,145	11.1
Middle Atlantic	86,590	8.6	83,843	9.4
West North Central	69,789	7.0	70,279	7.9
East North Central	92,861	9.2	58,955	6.6
West South Central	58,506	5.8	51,351	5.7
East South Central	40,767	4.1	41,721	4.7
New England	35,331	3.5	36,179	4.1
Total	$1,003,524	100.0%	$892,050	100.0%

The maturities of the mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
Due one year through five years	$493,027	$412,359
Due after five years	299,252	399,100
Due after ten years	211,245	80,591
Total	$1,003,524	$892,050

Information regarding the Company's credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

Internal credit risk grade:	2011	2010
High investment grade	$252,333	$205,127
Investment grade	526,608	585,818
Average	105,177	38,152
Watch list	91,037	44,208
In or near default	28,369	18,745
Total	$1,003,524	$892,050

The age analysis of the Company's past due recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
31-60 days past due	$21,800	$--
61-90 days past due	--	--
Greater than 90 days	20,316	15,555
Total past due	42,116	15,555
Current	961,408	876,495
Total	$1,003,524	$892,050

The following table presents the recorded investment in mortgage loans, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at (dollars in thousands):

	December 31,
	2011	2010
Mortgage loans:
Evaluated individually for credit losses	$60,904	$35,646
Evaluated collectively for credit losses	942,620	856,404
Mortgage loans, gross of valuation allowances	1,003,524	892,050

Valuation allowances:
Specific for credit losses	8,188	6,239
Non-specifically identified credit losses	3,605	--
Total valuation allowances	11,793	6,239

Mortgage loans, net of valuation allowances	$991,731	$885,811

Information regarding the Company's loan valuation allowances for mortgage loans as of December 31, 2011, 2010 and 2009 are as follows (dollars in thousands):

	2011	2010	2009
Balance, beginning of period	$6,239	$5,784	$526
Charge-offs	(3,947)	--	(2,371)
Provision	9,501	455	7,629
Balance, end of period	$11,793	$6,239	$5,784

Information regarding the portion of the Company's mortgage loans that were impaired as of December 31, 2011 and 2010 is as follows (dollars in thousands):

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Carrying Value
December 31, 2011:
Impaired mortgage loans with no valuation allowance recorded	$32,088	$31,496	$--	$31,496
Impaired mortgage loans with valuation allowance recorded	29,724	29,408	8,188	21,220
Total impaired mortgage loans	$61,812	$60,904	$8,188	$52,716

December 31, 2010:
Impaired mortgage loans with no valuation allowance recorded	$16,901	$16,901	$--	$16,901
Impaired mortgage loans with valuation allowance recorded	18,745	18,745	6,239	12,506
Total impaired mortgage loans	$35,646	$35,646	$6,239	$29,407

The Company's average investment balance of impaired mortgage loans and the related interest income are reflected in the table below for the years ended December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income
Impaired mortgage loans with no valuation allowance recorded	$14,877	$630	$19,253	$525
Impaired mortgage loans with valuation allowance recorded	27,712	418	21,925	295
Total	$42,589	$1,048	$41,178	$820

(1)	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.

The Company did not acquire any impaired mortgage loans during the years ended December 31, 2011 and 2010. The Company had $20.3 million and $15.6 million of mortgage loans, gross of valuation allowances, that were on a nonaccrual status at December 31, 2011 and 2010, respectively.

Policy Loans

Policy loans comprised approximately 4.9% and 5.3% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively, substantially all of which are associated with one client. These policy loans present no credit risk because the amount of the loan cannot exceed the obligation due to the ceding company upon the death of the insured or surrender of the underlying policy. The provisions of the treaties in force and the underlying policies determine the policy loan interest rates. As policy loans represent premature distributions of policy liabilities, they have the effect of reducing future disintermediation risk. In addition, the Company earns a spread between the interest rate earned on policy loans and the interest rate credited to corresponding liabilities.

Funds Withheld at Interest

Funds withheld at interest comprised approximately 20.9% and 23.4% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively. Of the $5.4 billion funds withheld at interest balance as of December 31, 2011, $3.7 billion of the balance is associated with one client. For reinsurance agreements written on a modified coinsurance basis and certain agreements written on a coinsurance funds withheld basis, assets equal to the net statutory reserves are withheld and legally owned and managed by the ceding company and are reflected as funds withheld at interest on the Company's consolidated balance sheets. In the event of a ceding company's insolvency, the Company would need to assert a claim on the assets supporting its reserve liabilities. However, the risk of loss to the Company is mitigated by its ability to offset amounts it owes the ceding company for claims or allowances with amounts owed to the Company from the ceding company. Interest accrues to these assets at rates defined by the treaty terms and the Company estimates the yield was approximately 6.87%, 7.20% and 7.69% for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in these estimated yields are affected by equity options held in the funds withheld portfolio associated with equity-indexed annuity treaties. The Company is subject to the investment performance on the withheld assets, although it does not directly control them. These assets are primarily fixed maturity investment securities and pose risks similar to the fixed maturity securities the Company owns. To mitigate this risk, the Company helps set the investment guidelines followed by the ceding company and monitors compliance.

Other Invested Assets

Other invested assets include equity securities, limited partnership interests, structured loans and derivative contracts. Other invested assets represented approximately 3.9% and 3.1% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively. Carrying values of these assets as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	December 31,
	2011	2010
Equity securities	$113,900	$140,211
Limited partnerships	251,315	214,105
Structured loans	281,022	229,583
Derivatives	257,050	34,929
Other	109,254	88,575
Total other invested assets	$1,012,541	$707,403

The increase in derivatives in 2011 is primarily due to an increase in the carrying value of derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits.